Remuneration of Directors and Senior Management (Tables)	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
Remuneration of Non-management Directors and Senior Management
REMUNERATION OF NON-MANAGEMENT DIRECTORS

	2024	2023	2022
Fees earned	$3	$3	$2
REMUNERATION OF SENIOR MANAGEMENT (1)

	2024	2023	2022
Salary	$2	$2	$2
Common stock option based awards	11	13	12
Annual incentive plans	6	5	5
Long-term incentive plans	20	19	18
	$39	$39	$37
(1)Senior management identified above are consistent with the disclosure on Named Executive Officers provided in the Company’s Information Circular to shareholders for the respective years.